Commitments and Contingencies - Schedule of Future Noncancelable Operating Leases Payments (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Schedule of future noncancelable operating leases payments
2015	$ 24,554
2016	21,756
2017	18,071
2018	15,979
2019	9,257
Thereafter	16,618
Total lease payment	106,235
Related Party
Schedule of future noncancelable operating leases payments
2015	636
2016	333
2017	285
2018	242
2019	227
Thereafter	1,078
Total lease payment	$ 2,801